CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Loss for the year	$ (180,976)	$ (361,893)	$ (5,820)
Items that will not be reclassified to profit or loss:
Remeasurement of defined benefit obligation	28	(188)	(208)
Items that may be reclassified to profit or loss:
Share of other comprehensive loss from subsidiaries and associates from continuing operations	55	(541)	35
Currency translation adjustment	137,719	(31,986)	(24,929)
Other comprehensive income / (loss) from continuing operations for the year, net of income tax	137,802	(32,715)	(25,102)
Currency translation adjustment from discontinued operations	920	(578)	82
Other comprehensive income / (loss) from discontinued operations for the year, net of income tax	920	(578)	82
Other comprehensive income / (loss) for the year	138,722	(33,293)	(25,020)
Total comprehensive loss for the year	(42,254)	(395,186)	(30,840)
Attributable to:
Owners of the parent	(22,132)	(278,306)	(4,295)
Non-controlling interest	(20,122)	(116,880)	(26,545)
Total comprehensive loss for the year	(42,254)	(395,186)	(30,840)
Total comprehensive loss for the year attributable to owners of the parent arises from:
Continuing operations	(1,856)	(273,235)	(440)
Discontinued operations	(20,276)	(5,071)	(3,855)
Owners of the parent	$ (22,132)	$ (278,306)	$ (4,295)